STOCKHOLDER'S DEFICIT (Details)				6 Months Ended	12 Months Ended
	Oct. 04, 2021 $ / shares shares	Mar. 16, 2021 $ / shares shares	Jan. 05, 2021 shares	Jun. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares
Founder Shares
STOCKHOLDER'S EQUITY/(DEFICIT)
Shares subject to forfeiture		1,618,434
Stock sold		1,618,434
Share Price | $ / shares		$ 0.006		$ 8.54	$ 8.54
Common stock, conversion basis					1
Common stock conversion basis				The Founder Shares will automatically convert into shares of Class A Common Stock at the time of the Company’s initial business combination on a one-for-one basis
Class B common stock
STOCKHOLDER'S EQUITY/(DEFICIT)
Stock sold		5,031,250	25,000
Ratio to be applied to the stock in the conversion				25	25
Class B common stock | Founder Shares
STOCKHOLDER'S EQUITY/(DEFICIT)
Shares subject to forfeiture	1,618,434
Share Price | $ / shares	$ 0.006
Class B common stock | Anchor Investor Warrants | Founder Shares
STOCKHOLDER'S EQUITY/(DEFICIT)
Stock sold	1,618,434
Share Price | $ / shares	$ 0.006